Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues									$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Operating and maintenance expense									2,097	875	1,372	572	0
Operating and maintenance expense—affiliate									1,653	17	95	0	0
Development expense (recovery)									497	(107)	(81)	13,690	30,294
Development expense (recovery)—affiliate									8	(34)	(10)	5,525	7,929
General and administrative expense									3,824	2,843	4,240	3,189	12
General and administrative expense—affiliate									753	471	607	13	0
Depreciation and amortization expense									537	149	249	55	0
Impairment expense and loss on disposal of assets									2,064	0
Total expenses									11,433	4,214	6,472	23,044	38,235
Loss from operations	$ (2,258)	$ (1,809)	$ (1,672)	$ (733)	$ (2,059)	$ (1,049)	$ (8,596)	$ (11,340)	(11,433)	(4,214)	(6,472)	(23,044)	(38,235)
Other income (expense)
Interest expense, net of capitalized interest									0	0	0	(25,680)	0
Interest expense—affiliate											0	0	(368)
Loss on early extinguishment of debt									(32,480)	(29,011)	(63,318)	(16,498)	0
Derivative loss, net									(35,002)	(215,940)	(15,571)	(161,917)	0
Other income (expense)									(177)	(74)	(126)	42	0
Total other expense									(67,659)	(245,025)	(79,015)	(204,053)	(368)
Net loss	$ 163,752	$ 18,230	$ (106,585)	$ (160,884)	$ 8,390	$ (159,041)	$ 24,446	$ (100,892)	$ (79,092)	$ (249,239)	$ (85,487)	$ (227,097)	$ (38,603)